Others, net (Tables)	12 Months Ended
Dec. 31, 2023
Others, net
Schedule of others non-operating income (expense), net
Others, net consist of the following:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Losses from fair value change of long-term investments	(7,252)	(4,096)	(855)
Government financial incentives	2,482	2,773	2,557
Interest income	4,213	5,742	9,576
Gains/(losses) from acquirements or disposals of business es and investment s	140	(3,558)	89
Impairment of investments	(574)	(1,969)	(3,043)
Foreign exchange gains/(losses), net	42	114	(28)
Others	359	(561)	(800)

Total	(590)	(1,555)	7,496